Summary of Significant Accounting Policies (Details 1) - Fair Value, Inputs, Level 3 [Member] - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair Value Input Liabilities Quantitative Information [Line Items]
Beginning balance	$ 4,194,634	$ 175,853	$ 175,853	$ 892,503
Fair value of derivative liabilities from redemption feature of issued promissory notes payable		3,843,019	3,309,880
Change in fair value of derivative liabilities included in net loss for the years ended June 30, 2018 and June 30, 2017	54,634	(335,404)	708,901	(716,650)
Ending balance		$ 3,683,468	$ 4,194,634	$ 175,853